Subsequent events	6 Months Ended
Jun. 27, 2026
Subsequent events
Subsequent events
11.	Subsequent events

There have been no events between the balance sheet date, and the date on which the financial statements were approved by the Board, which would require adjustment to the financial statements or any additional disclosures.